Subsequent Events	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 19 Subsequent Events
Subsequent events are events or transactions that occur after the balance sheet date, but before the consolidated financial statements are available to be issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the consolidated balance sheet, including the estimates inherent in the process of preparing the consolidated financial statements. The Company’s consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the consolidated balance sheet but arose after the consolidated balance sheet date and before the consolidated financial statements were available to be issued.

Closing of the Merger and Related Transactions
On January 5, 2022, (the “Closing Date”), the Company consummated the previously announced mergers contemplated by the Merger Agreement, dated as of June 7, 2021 (the “Agreement”). In connection with the closing of the Business Combination, VPC Impact Acquisition Holdings III, Inc. (“VPCC”) changed its name to “Dave Inc.,” and the surviving entity operates under the name “Dave Operating LLC” (“Surviving Entity”). Holders of 21,417,767 shares of VPCC common stock exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from VPCC’s initial public offering, which was approximately $10.00 per share, or approximately $224.2 million. Upon consummation of the Business Combination, the following occurred:

•	Each non-redeemed outstanding share of VPCC common stock was converted into one share of Class A common stock of the Surviving Entity.

•	Each outstanding share of Legacy Dave’s Preferred Stock converted into Legacy Dave’s Common Stock.

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The 2019 Convertible Notes, which had an aggregate principal amount of approximately $0.7 million, and $0.03 accrued interest were converted into approximately 225,331 fully vested shares of Legacy Dave’s Common Stock.

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All of the call options related to the Loans to Stockholders were exercised, settling the derivative asset on Loans to Stockholders of $35.3 million and the contra-equity Loans to Stockholders of $15.2 million with additional-paid-in-capital (“APIC”) being the offsetting entry.

The holders of Legacy Dave’s Common Stock and stock options to purchase Legacy Dave’s Common Stock pursuant to the 2017 Plan, received aggregate merger consideration with an implied value of $3,500.0 million (the “Equity Value”), consisting of a number of shares of Class A common stock of the Surviving Entity, par value $0.0001 per share and shares of Class V common stock of the Surviving Entity, par value $0.0001 per share, with each deemed to have a value of $10.00 per share, equal to the Equity Value divided by $10.00.
At closing, VPCC transaction costs of $20.1 million were paid, which reduced the proceeds from VPCC and reduced APIC. Additionally, the Company had incurred $5.1 million of transactions costs, which were capitalized and included within deferred issuance costs in the consolidated balance sheet for the years ended December 31, 2021, and reduced APIC at closing.
Legacy Dave is deemed the accounting predecessor and the combined entity is the successor registrant with the U.S. Securities and Exchange Commission (“SEC”), meaning that Legacy Dave’s consolidated financial statements for previous periods are to be disclosed in the registrant’s future periodic reports filed with the SEC. While the legal acquirer in the Merger Agreement is VPCC, for financial accounting and reporting purposes under U.S. GAAP, Legacy Dave is the accounting acquirer and the Business Combination is accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the consolidated financial statements of the combined entity represent the continuation of the consolidated financial statements of Legacy Dave in many respects. Under this method of accounting VPCC is treated as the “acquired” company for financial reporting purposes. For accounting purposes, Legacy Dave is deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Legacy Dave (i.e., a capital transaction involving the issuance of stock by VPCC for Legacy Dave Capital Stock). Accordingly, the consolidated assets, liabilities, and results of operations of Legacy Dave will become the historical consolidated financial statements of the combined company, and VPCC’s assets, liabilities and results of operations have been consolidated with Legacy Dave beginning on the Closing Date. Operations prior to the Business Combination will be presented as those of Legacy Dave in future reports. The net assets of VPCC are recognized at historical cost (which is expected to be consistent with carrying value), with no goodwill or other intangible assets recorded.
PIPE Investment
Concurrently with the Agreement, VPCC entered into Subscription Agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”) pursuant to which, the PIPE Investors agreed to purchase an aggregate of 21,000,000 shares of the VPCC’s Class A common stock in a private placement for a purchase price of $10.00 per share, or an aggregate of $210.0 million in gross cash proceeds. On August 17, 2021, VPCC entered into an amendment to the Subscription Agreement it previously entered into with Alameda Research, in connection with the proposed Business Combination with Legacy Dave. The amendment called for a $15.0 million pre-funding of Alameda Research’s PIPE Investment, which was facilitated through the issuance of a promissory note by Legacy Dave to Alameda Research. Legacy Dave’s obligations to repay the principal amount of such promissory note were discharged through the issuance to Alameda Research of 1.5 million shares of Dave at the Closing of the Business Combination. The closing of the private placement occurred immediately prior to the Closing Date.
Repurchase Agreement
Concurrently with the execution of the Agreement, VPCC, Legacy Dave, Jason Wilk, Legacy’s Dave’s Chief Executive Officer, and Kyle Beilman, Legacy Dave’s Chief Financial Officer (collectively, the “Selling Holders”), into a repurchase agreement, pursuant to which, among other things, the Legacy Dave agreed to repurchase a certain number of shares of Legacy Dave’s Common Stock from the Selling Holders (including shares of Dave Class V common stock issued to Mr. Wilk), at a purchase price of $10.00 per share, on the business day immediately following the effective time of the Business Combination. The repurchases were contingent on the amount of Available Cash (as defined in the Agreement) being in excess of $300.0 million. Since Available Cash did not exceed $300.0 million, there were no repurchases.
Contingent Share Agreement
Pursuant to the terms of an agreement with certain holders of VPCC Class B common stock (the “Founder Holders”), the Founder Holders agreed to forfeit an aggregate of 951,622 shares of VPCC Class B common stock (“Founder Holder Contingent Closing Shares”) if net percentage of shares redeemed by VPCC holders exceeded 20% of the VPCC Class A common stock held by VPCC stockholders as of the date of the Agreement. As the net redemption exceeded 20%, all 951,622, or 100% of the Founder Holder Contingent Closing Shares were forfeited.
Earnout Agreement
Up to 1,586,037 shares of Legacy Dave Class A Common Stock held by the Founder Holders (the “Founder Holder Earnout Shares”) received upon conversion of an equal number of shares of VPCC’s Class B common stock are subject to forfeiture if certain market vesting conditions are not met.
The Founder Holder Earnout Shares will be recognized at fair value upon the closing of the Business Combination and classified in stockholders’ equity. Because the Business Combination is accounted for as a reverse recapitalization, the issuance of the Founder Holder Earnout Shares will be treated as a deemed dividend and since Dave does not have retained earnings, the issuance will be recorded within APIC and have a net nil impact on APIC. Dave determined the fair value of the Founder Holder Earnout Shares to be approximately $12.1 million based on a valuation using a Monte Carlo simulation with key inputs and assumptions such as stock price, term, dividend yield, risk-free rate, and volatility.
Settlement of Other Agreement
s
On January 27, 2021, Legacy Dave issued warrants contemporaneously with a debt facility. The warrants vest and become exercisable based on Legacy Dave’s aggregated draw on the debt facility in incremental $10.0 million tranches and terminate upon the earliest to occur of (i) the fifth anniversary of the occurrence of a qualified financing event, and (ii) the consummation of a liquidity event. Immediately prior to the close of the Business Combination, 1,664,394 of the vested warrants were exercised and net settled for 450,843 shares of Legacy Dave’s Class A Common Stock after applying an exchange ratio of 1.354387513 pursuant to the terms of the Business Combination.
On March 3, 2021, Legacy Dave issued stock options to a certain executive, with a vesting schedule subject to certain conditions. The value of the stock options was estimated using a Monte Carlo simulation. This model requires the input of certain assumptions, including the risk-free interest rate, volatility, dividend yield and expected life. The options were granted in nine tranches each of which contain service, market and performance conditions. Vesting commenced on the grant date. On the date of the Business Combination, there is a cumulative expense for the amount vested between the grant date and the date of the Business Combination. The cumulative stock-based compensation expense as of the date of the Business Combination was approximately $1.9 million.
On January 3, 2022, Legacy Dave entered into an agreement with a certain executive to transfer and sell shares of Legacy Dave Common Stock to Legacy Dave. A total of 146,565 shares of Legacy Dave’s Common Stock were repurchased for an aggregate purchase amount of $1.6 million.
Upon the consummation of the Business Combination, the 2017 Plan was terminated and replaced by the Dave Inc. 2021 Equity Incentive Plan.
Convertible Note Purchase Agreement and White Label Services Agreement
On March 21, 2022, the Company entered into a Convertible Note Purchase Agreement (“Purchase Agreement”) with FTX Ventures Ltd. (“FTX Ventures”), pursuant to which the Company sold and issued a convertible note in the initial principal amount of $100.0 million (the “Note” and the transactions contemplated by the Purchase Agreement and the Note, the “Transaction”). The Note bears interest at a fixed rate of 3.00% per year (compounded semi-annually). Interest may be paid in-kind or in cash, at the Company’s option. Forty-eight months (the “Maturity Date”) after the date of the initial issuance of the Note (the “Issuance Date”), the Company will pay FTX Ventures the sum of (i) the outstanding principal amount of the Note, plus (ii) all accrued but unpaid interest thereon (the “Redemption Price”). Payment of the Redemption Price on the Maturity Date will constitute a redemption of the Note in whole. During the term of the Note, the Note will be convertible into shares of Common Stock at the option of the FTX Ventures. The initial conversion price of the Note is $10.00 per share of Common Stock (the “Conversion Price”). The Conversion Price of the Note is subject to adjustment for stock splits, dividends or distributions, recapitalizations, spinoffs or similar transactions. The Note and the shares of Common Stock issuable upon conversion of the Note have not been registered under the Securities Act of 1933, as amended, and may not be offered or sold absent registration or an applicable exemption from registration requirements.
On March 21, 2022, the Company also entered into a White Label Services Agreement (the “Services Agreement”) with West Realm Shire Services, Inc., d/b/a FTX US (“FTX US”). The Services Agreement allows the Company’s customers to establish accounts with FTX US to place orders through the Company’s platform for eligible cryptocurrencies and for the settlement of such orders. During the four-year term of the Services Agreement, FTX US will be the Company’s exclusive provider of such cryptocurrency services.

The Company has evaluated subsequent events through March 25, 2022, the date the consolidated financial statements were available to be issued as approved by management. The Company is not aware of any other significant events that occurred subsequent to the consolidated balance sheet date that would have a significant impact on its consolidated financial statements other than what is disclosed above.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described in these financial statements and below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 5, 2022 the Company completed its Business Combination with Legacy Dave.